Related-Party Transactions - (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The November 2023 Private Placement includes a delayed settlement mechanism, and as a result, the below issuances and sales to related parties of the Company were made during the three months ended March 31, 2024.

Name	Shares of Series A Preferred Stock purchased	Total aggregate purchase price
Timothy A. Springer, Ph.D.	99,140.326	$40,000,000
The November 2023 Private Placement includes a delayed settlement mechanism, and as a result, the below issuances and sales to related parties of the Company were made during the year ended December 31, 2023.
Name	Shares of Series A Preferred Stock purchased	Total aggregate purchase price
Timothy A. Springer, Ph.D.	24,785.081	$10,000,000
TAS Partners LLC (affiliate of Timothy A. Springer, Ph.D.)	24,785.081	$10,000,000
Seven One Eight Three Four Irrevocable Trust (affiliate of Murat Kalayoglu, MD, Ph.D.)	619.627	$250,000
The following table sets forth the number of shares of Common Stock and 2022 Warrants purchased in the 2022 Offering by directors and executive officers, as of the time of the Offering, and related parties thereto:

Name	Shares of Common Stock purchased	2022 Warrants purchased	Total aggregate purchase price
TAS Partners LLC (affiliate of Timothy A. Springer, Ph.D.)	6,681,600	5,011,200	$9,421,056